Intangible Assets by Asset Type (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Intangible Assets [Line Items]
Gross Carrying Amount	$ 2,655.3	$ 2,692.9
Accumulated Amortization	(1,599.7)	(1,416.5)
Net Carrying Amount	1,055.6	1,276.4
Customer relationships and contracts
Intangible Assets [Line Items]
Gross Carrying Amount	2,084.6
Accumulated Amortization	(1,322.7)
Net Carrying Amount	761.9
Customer relationships and contracts
Intangible Assets [Line Items]
Gross Carrying Amount		2,128.3
Accumulated Amortization		(1,162.0)
Net Carrying Amount		966.3
Trade name
Intangible Assets [Line Items]
Gross Carrying Amount	422.1	422.3
Accumulated Amortization	(195.2)	(173.9)
Net Carrying Amount	226.9	248.4
Internally developed software
Intangible Assets [Line Items]
Gross Carrying Amount	142.6	136.5
Accumulated Amortization	(77.7)	(77.7)
Net Carrying Amount	64.9	58.8
Disposal of Fully Amortized Definite-Lived Intangible Assets	29.0	6.0
Other
Intangible Assets [Line Items]
Gross Carrying Amount	6.0	5.8
Accumulated Amortization	(4.1)	(2.9)
Net Carrying Amount	$ 1.9	$ 2.9